Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Change in fair value of warrant liability					$ 138	$ 221
Change in fair value of convertible note payment						2,018
Gain on debt extinguishment				$ 278	278	2,473
Income Tax Refund						314
Unrealized foreign currency transaction gain		4	1	27	16	2
Gain on waiver of accrued interest				371	371
Research and development tax receivable					97
Gain on the issuance of shares for services				70	70
Other						7
Total other income:		15	1	895	970	5,035
Loss on issuance of warrants						2,710
Loss on debt extinguishment	1,073		1,073			3,179
Loss on the change in fair value of convertible notes payable	443	1,034	733	2,875	2,737
Realized losses on disposition of digital assets					403
Realized foreign currency transaction loss						16
Other expense					6	20
Total other expense					3,146	5,925
Total expense, net	(1,639)	(1,091)	(2,047)	(3,108)	(2,176)	(890)
Gain on change in fair value of derivative warrant liability		7		137	138	221
Gain on change in fair value of convertible notes payable
Interest income		4		12
Interest expense	17	57	66	233
Loss on equity method investment	86		154
Other	20		21
Total other expense	1,639	1,091	2,047	3,108	2,176	890
Total other expense, net	$ (1,639)	$ (1,076)	$ (2,046)	$ (2,213)	$ (2,467)	$ (2,383)